Investment in finance leases, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Flight Equipment, Net [Abstract]
Financing leases, interest income	$ 130.1	$ 61.3